Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 21 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. LakeShore Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to LakeShore Group as the restricted net assets of LakeShore Group’s PRC subsidiaries exceeded 25% of the consolidated net assets of LakeShore Group. Therefore, the condensed financial statements of the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
ASSETS
Current assets
Cash	167,227,049	3,556,774	$495,497
Amounts due from related parties	1,145,781,243	1,057,080,561	147,262,623
Total current assets	1,313,008,292	1,060,637,335	147,758,120

Non-current assets
Long-term investments	165,416,495	288,057,858	40,129,539
Long-term prepaid expense	2,341,350	1,895,045	264,000
Total non-current assets	167,757,845	289,952,903	40,393,539
Total assets	1,480,766,137	1,350,590,238	$188,151,659

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term loans	-	3,589,100	$500,000
Accrued expenses and other liabilities	887,485,236	840,066,308	117,030,218
Warrants liability	4,548,004	3,444,842	479,903
Amounts due to related parties	3,526,595	3,735,357	520,375
Total current liabilities	895,559,835	850,835,607	118,530,496
Total liabilities	895,559,835	850,835,607	118,530,496

Shareholders’ equity:
Ordinary shares, par value US$0.0002 per share; 250,000,000 shares authorized; 19,022,795 and 20,766,531 shares issued and outstanding as of March 31, 2024 and 2025, respectively *	26,105	28,603	3,985
Additional paid-in capital	2,950,862,914	2,964,482,986	412,984,172
Accumulated deficit	(2,307,502,836)	(2,407,485,287)	(335,388,438)
Accumulated other comprehensive loss	(58,179,881)	(57,271,671)	(7,978,556)
Total shareholders’ equity	585,206,302	499,754,631	69,621,163
Total liabilities and shareholders’ equity	1,480,766,137	1,350,590,238	$188,151,659

*	Gives retroactive effect to the Share Consolidation in October 2024.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years Ended March 31,
	2023	2024	2025	2025
	（RMB）	(RMB)	(RMB)	(US$)
Equity loss of subsidiaries	(138,758,136)	(379,244,652)	(51,605,606)	$(7,189,213)

Operating expenses:
General and administrative	7,630,726	60,553,856	50,450,858	7,028,344
Research and development	(887,280)	33,011	-	-
Total operating expenses	6,743,446	60,586,867	50,450,858	7,028,344

Loss from operations	(145,501,582)	(439,831,519)	(102,056,464)	(14,217,557)

Other income (expenses):
Financial expenses	1,119	1,907,804	(13,989)	(1,949)
Fair value changes of warrant liability	21,358	4,458,844	1,149,792	160,178
Other income (expenses)	-	-	938,210	130,704
Total other income(expense)	22,477	6,366,648	2,074,013	288,933

Net loss	(145,479,105)	(433,464,871)	(99,982,451)	(13,928,624)
Accretion to redemption value of convertible redeemable preferred shares	(137,991,697)	-	-	-
Net loss attributable to LakeShore Biopharma	(283,470,802)	(433,464,871)	(99,982,451)	(13,928,624)

Net loss	(145,479,105)	(433,464,871)	(99,982,451)	(13,928,624)
Foreign currency translation adjustment	(137,500,063)	(3,767,798)	908,210	126,523
Total comprehensive loss	(282,979,168)	(437,232,669)	(99,074,241)	$(13,802,101)

Loss per share*:
– Basic and Diluted	(23.55)	(40.54)	(5.22)	$(0.73)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	6,178,547	10,692,312	19,158,907	19,158,907

*	Gives retroactive effect to the Share Consolidation in October 2024.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended March 31,
	2023	2024	2025	2025
	(RMB)	(RMB)	(RMB)	(US$)

Net loss	(145,479,105)	(433,464,871)	(99,982,451)	$(13,928,624)
Equity loss of subsidiaries	138,758,136	379,244,652	51,605,606	7,189,213
Share-based compensation	3,505,001	9,789,686	13,557,214	1,888,665
Fair value changes of warrant liability	(21,358)	(4,458,844)	(1,149,792)	(160,178)
Changes in operating assets and liabilities:
Amounts due from related parties	(520,750,020)	(105,794,347)	(33,940,681)	(4,728,300)
Amounts due to related parties	260,208	110,992	208,762	29,083
Accrued expenses and other liabilities	48,377,785	33,181,238	(98,912,548)	(13,779,575)
Prepaid expense	-	(2,341,350)	446,305	62,174
Net cash used in operating activities	(475,349,353)	(123,732,844)	(168,167,585)	(23,427,542)

Cash flows from investing activities:
Payment for long-term investment	-	(1,523,970)	-	-
Net cash used in investing activities	-	(1,523,970)	-	-

Cash flows from financing activities:
Proceeds from bank loans and other borrowings			3,589,100	500,000
Proceeds from issuance of ordinary shares	-	284,196,000	-	-
Proceeds from acquisition	252,457,329	-	-	-
Offering cost	(35,884,661)	-	-	-
Net cash provided by financing activities	216,572,668	284,196,000	3,589,100	500,000

Effect of exchange rate on cash	9,210,810	5,242,203	908,210	126,523
Net (decrease) increase in cash	(249,565,875)	164,181,389	(163,670,275)	(22,801,019)
Cash at the beginning of the year	252,611,535	3,045,660	167,227,049	23,296,516
Cash at the end of the year	3,045,660	167,227,049	3,556,774	$495,497

Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	(137,991,697)	-	-	$-
Equity transaction from warrants	(8,870,007)	-	-	$-
Equity transaction from preferred shares	1,636,897,084	-	-	$-